Employee compensation and benefits - Net assets/liabilities recognised on the balance sheet in respect of defined benefit plans (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	$ 5,767	$ 6,600
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	42,909	47,389
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(37,107)	(40,752)
Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(35)	(37)
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	6,181	7,139
Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	42,799	47,265
Pension Plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(36,583)	(40,089)
Pension Plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(35)	(37)
Postretirement Health Coverage
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(414)	(539)
Postretirement Health Coverage | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	110	124
Postretirement Health Coverage | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(524)	(663)
Postretirement Health Coverage | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	0	0
Accruals, deferred income and other liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(2,167)	(2,152)
Prepayments, accrued income and other assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	$ 7,934	$ 8,752